BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2019
Basis Of Preparation Tables Abstract
Functional and presentation currency
Currency

CordovaCann Corp.	Canadian
CordovaCann Holdings Canada, Inc.	Canadian
Cordova Investments Canada, Inc.	Canadian
CordovaCann Holdings, Inc.	United States
Cordova CO Holdings, LLC	United States
Cordova OR Holdings, LLC	United States
CDVA Enterprises, LLC	United States
Cordova CA Holdings, LLC	United States
Cordova OR Operations, LLC	United States
Cannabilt Farms, LLC	United States
Cannabilt OR Retail, LLC	United States
Cannabilt Holdings, Inc.	United States
Future Processing, LLC	United States